Stockholders' Equity - Share-Based Compensation - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	May 02, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grant					0
Unrecognized compensation expense related to non-vested share-based compensation awards	$ 200,000		$ 200,000
Cost expected to be recognized over weighted average period			7 months 6 days
Share-based compensation (Income) expense	$ 75,000	$ (140,000)	$ 133,000	$ (121,000)
2019 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grant	333,333		333,333
2019 Equity Incentive Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance	1,500,000		1,500,000
2019 Equity Incentive Plan [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, exercise price of common stock granted as percentage of fair value on the date of grant			100.00%